Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (25,103)	$ (19,260)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,292	1,451
Stock-based compensation	2,464	1,388
Change in fair value of derivative and warrant liability	592	1,403
Amortization of debt issuance cost	1,742	301
Non-cash lease amortization	846	812
Changes in operating assets and liabilities:
Accounts receivable	728	1,705
Prepaid expenses and other current assets	(483)	(52)
Operating lease liabilities	(1,080)	(1,154)
Deferred offering costs	(2,054)
Other assets	112	(16)
Accounts payable	3,178	(391)
Accrued liabilities	4,398	657
Deferred revenue	(1,623)	(1,378)
Other liabilities	2	(170)
Net cash (used in) operating activities	(14,989)	(14,704)
Cash flows from investing activities:
Purchases of property and equipment	(611)	(63)
Net cash (used in) investing activities	(611)	(63)
Cash flows from financing activities:
Proceeds from the exercise of common stock options	2,474	1,199
Payment of finance and capital lease obligations	(519)	(594)
Net cash provided by financing activities	1,955	605
Net (decrease) in cash, cash equivalents, and restricted cash equivalents	(13,645)	(14,162)
Cash, cash equivalents, and restricted cash equivalents, beginning of period	22,822	44,982	$ 44,982
Cash, cash equivalents, and restricted cash equivalents, end of period	9,177	30,820	$ 22,822
Reconciliation to amounts on the condensed consolidated balance sheets:
Cash and cash equivalents	8,211	29,530
Current portion of restricted cash equivalents	230	230
Non-current portion of restricted cash equivalents	736	1,060
Total cash, cash equivalents, and restricted cash equivalents shown in the condensed consolidated statements of cash flows	9,177	30,820
Cash paid during the year for:
Interest	1,013	78
Income taxes	32
Noncash investing and financing activities
Operating lease liabilities and right-of-use assets through adoption of ASC 842		11,428
Operating lease liabilities arising from obtaining right-of-use assets	$ 650
Property and equipment acquired under capital leases or debt		$ 265